Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other assets [abstract]
Accounts receivable and prepaids	$ 5,056	$ 4,600
Accrued interest receivable	2,195	2,362
Cash collateral	14,541	18,119
Commodity trading receivables	6,996	4,104
Deferred income tax asset	2,011	2,579	$ 2,027
Employee benefit assets	2,640	143
Insurance-related assets
Collateral loans	615	801
Policy loans	87	97
Reinsurance assets	1,032	949
Other	62	93
Investments in joint ventures and associates	654	652
Margin deposits	11,441	9,816
Precious metals	1,619	2,371
Receivable from brokers, dealers and clients	3,395	2,077
Taxes receivable	4,891	5,487
Other	4,648	4,671
Other assets	$ 61,883	$ 58,921